Depreciation and Amortization	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
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Depreciation and Amortization

(4) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statements of Income and Comprehensive Income. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Income and Comprehensive Income are:

	Three months ended March 31,
	2016	2015
Direct advertising expenses	$47,798	$45,085
General and administrative expenses	881	723
Corporate expenses	2,810	3,422

	$51,489	$49,230

(10) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statements of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Operations are:

	Year Ended December 31,
	2015	2014	2013
Direct expenses	$175,937	$241,471	$283,280
General and administrative expenses	3,178	4,534	4,684
Corporate expenses	12,318	12,430	12,615

	$191,433	$258,435	$300,579

Effective January 1, 2015, the Company changed its depreciation method from the double declining balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated. The increase to operating income and net income and decrease to depreciation expense for the Company’s assets existing as of January 1, 2015 is $11,089 for the year ended December 31, 2015.